Short Sales and Derivatives	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
Short Sales and Derivatives
Short Sales and Derivatives
The following table summarizes the company’s derivative financial instruments:

	December 31, 2017				December 31, 2016
	Cost	Notional amount	Fair value		Cost	Notional amount	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity derivatives:
Equity index total return swaps – short positions	—	52.6	0.4	—	—	43.3	0.6	—
Equity total return swaps – short positions	—	892.5	11.8	12.1	—	1,623.0	10.4	78.1
Equity total return swaps – long positions	—	697.8	17.8	15.6	—	213.1	9.4	5.1
Equity and equity index call options	0.4	8.2	3.9	—	16.2	1,104.4	12.8	—
Warrants	64.8	607.1	73.7	—	6.5	32.2	6.5	—
CPI-linked derivative contracts	678.4	117,254.6	39.6	—	670.0	110,365.5	83.4	—
U.S. treasury bond forwards	—	1,693.8	—	28.8	—	3,013.4	—	49.7
Foreign exchange forward contracts	—	—	57.1	69.7	—	—	80.2	101.4
Total			204.3	126.2			203.3	234.3

The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Certain derivative contracts entered into by the company are considered economic hedges of certain market risks but are not designated as hedges for financial reporting.
Equity contracts
Throughout most of 2016 the company had economically hedged certain market risks associated with its equity and equity-related holdings (comprised of common stocks, convertible preferred stocks, convertible bonds, non-insurance investments in associates and equity-related derivatives) against a potential significant decline in equity markets by way of short positions effected through equity and equity index total return swaps (including short positions in certain equity indexes and individual equities) and equity index put options (S&P 500). The company's equity hedges were structured to provide a return that was inverse to changes in the fair values of the indexes and certain individual equities.
The company discontinued its economic equity hedging strategy in the fourth quarter of 2016 after giving consideration to the possible and actual outcome of the U.S. elections and the potential for fundamental changes that could improve U.S. economic growth and equity markets. During 2016 the company closed out $6,350.6 notional amount of short positions effected through equity index total return swaps (comprised of Russell 2000, S&P 500 and S&P/TSX 60 short equity index total return swaps) and recognized a net loss on investment of $955.2 (realized loss of $2,665.4 of which $1,710.2 had been recognized as unrealized losses in prior years). The company continues to hold short equity and equity index total return swaps for investment purposes, but no longer regards them as hedges of its equity and equity-related holdings. During 2017 the company paid net cash of $485.6 (2016 - $915.8) in connection with the closures and reset provisions of its short equity and equity index total return swaps (excluding the impact of collateral requirements).
During 2017 the company closed out $1,202.9 notional amount of short equity total return swaps and recognized a net loss on investment of $237.9 (realized loss of $553.1 of which $315.2 was recognized as unrealized losses in prior years). In the first quarter of 2018 the company closed out an additional $481.3 notional amount of short equity and equity index total return swaps and recognized a net loss on investment of $8.1 (realized loss of $199.0 of which $190.9 was recognized as unrealized losses in prior years), which reduced the notional amount of remaining short equity and equity index total return swaps to approximately $509. During 2017 the company closed out $1,100.0 notional amount of S&P 500 call options and recorded a net gain on investment of $10.1.
At December 31, 2017 the company had entered into long equity total return swaps on individual equities for investment purposes with an original notional amount of $706.3 (December 31, 2016 - $283.9). During 2017 the company received net cash of $21.6 (2016 - $10.4) in connection with the reset provisions of its long equity total return swaps (excluding the impact of collateral requirements).
At December 31, 2017 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments, or in assets pledged for short sale and derivative obligations, was $272.5 (December 31, 2016 - $322.9), comprised of collateral of $36.0 (December 31, 2016 - $86.4) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date, and collateral of $236.5 (December 31, 2016 - $236.5) required to be deposited to enter into such derivative contracts (principally related to total return swaps).
U.S. treasury bond forward contracts
To reduce its exposure to interest rate risk (specifically with respect to U.S. state and municipal bonds and any remaining long dated U.S. treasury bonds held in its fixed income portfolio following sales which occurred late in 2016 and in the first quarter of 2017), the company entered into forward contracts to sell long dated U.S. treasury bonds. At December 31, 2017 these contracts had a notional amount of $1,693.8 (December 31, 2016 - $3,013.4) and an average term to maturity of less than three months, and could be renewed at market rates.
CPI-linked derivative contracts
The company has purchased derivative contracts referenced to consumer price indexes (“CPI”) in the geographic regions in which it operates to serve as an economic hedge against the potential adverse financial impact on the company of decreasing price levels. At December 31, 2017 these contracts have a remaining weighted average life of 4.6 years (December 31, 2016 - 5.6 years) and notional amounts and fair values as shown in the table below. In the event of a sale, expiration or early settlement of any of these contracts, the company would receive the fair value of that contract on the date of the transaction. The company's maximum potential loss on a contract is limited to the original cost of that contract. The CPI-linked derivative contracts are summarized as follows:

	December 31, 2017
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Market value	Market value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Original currency	U.S. dollars
United States	0.0%	4.7	46,725.0	46,725.0	231.39	246.52	287.5	61.5	20.6	4.4	(266.9)
United States	0.5%	6.8	12,600.0	12,600.0	238.30	246.52	39.9	31.7	17.2	13.7	(22.7)
European Union	0.0%	4.0	41,375.0	49,683.0	96.09	102.57	307.1	61.8	1.4	0.3	(305.7)
United Kingdom	0.0%	4.9	3,300.0	4,464.1	243.82	278.10	23.2	52.0	0.3	0.7	(22.9)
France	0.0%	5.1	3,150.0	3,782.5	99.27	101.76	20.7	54.7	0.1	0.3	(20.6)
		4.6		117,254.6			678.4		39.6		(638.8)

	December 31, 2016
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Market value	Market value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Original currency	U.S. dollars
United States	0.0%	5.7	46,725.0	46,725.0	231.39	241.43	286.9	61.4	35.2	7.5	(251.7)
United States	0.5%	7.8	12,600.0	12,600.0	238.30	241.43	39.5	31.3	34.3	27.2	(5.2)
European Union	0.0%	5.0	41,375.0	43,640.4	96.09	101.26	300.3	68.8	12.5	2.9	(287.8)
United Kingdom	0.0%	5.9	3,300.0	4,077.6	243.82	267.10	22.6	55.4	0.5	1.2	(22.1)
France	0.0%	6.1	3,150.0	3,322.5	99.27	100.66	20.7	62.3	0.9	2.7	(19.8)
		5.6		110,365.5			670.0		83.4		(586.6)

(1)
Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2017 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 242.20 (December 31, 2016 - 241.00).

(2)	Expressed as a percentage of the notional amount.

During 2017 the company did not enter into any new CPI-linked derivative contracts. The company's CPI-linked derivative contracts produced net unrealized losses of $71.0 in 2017 (2016 - $196.2).
Foreign exchange forward contracts
Long and short foreign exchange forward contracts primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and can be renewed at market rates.
Counterparty collateral
The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of the collateral deposited for the benefit of the company at December 31, 2017 consisted of cash of $3.6 and government securities of $35.9 (December 31, 2016 - $8.3 and $54.4). The company has recognized the cash collateral within subsidiary cash and short term investments and recognized a corresponding liability within accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2017. The company's exposure to counterparty risk and the management thereof are discussed in note 24.
Hedge of net investment in Canadian subsidiaries
At December 31, 2017 the company has designated the carrying value of Cdn$2,212.9 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $1,868.6 (December 31, 2016 - principal amount of Cdn$1,975.0 with a fair value of $1,618.1) as a hedge of its net investment in its Canadian subsidiaries for financial reporting. During 2017 the company recognized pre-tax losses of $106.3 (2016 - $37.5) related to foreign currency movements on the unsecured senior notes in losses on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income.